CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Tables)	12 Months Ended
Dec. 31, 2021
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Schedule of cash and cash equivalents

	2020	2021	2021
	RUB	RUB	$
Cash	60,006	34,012	457.8
Cash equivalents:
Bank deposits	72,369	45,214	608.6
Other cash equivalents	23	49	0.7
Total cash and cash equivalents	132,398	79,275	1,067.1

Schedule of accounts receivable

	2020	2021	2021
	RUB	RUB	$
Trade accounts receivable	27,238	46,284	623.0
Allowance for credit losses	(1,798)	(2,716)	(36.6)
Total accounts receivable, net	25,440	43,568	586.4

Schedule of movements in the allowance for doubtful accounts

	2020	2021	2021
	RUB	RUB	$
Balance at the beginning of the period	815	1,798	24.2
Adoption of ASU No. 2016-13	214	—	—
Current period provision for expected credit losses	865	1,235	16.6
Write-off	(179)	(306)	(4.1)
Foreign exchange difference	83	(11)	(0.1)
Balance at the end of the period	1,798	2,716	36.6

Schedule of other current assets

	2020	2021	2021
	RUB	RUB	$
Prepaid income tax	1,484	2,272	30.6
Loans to employees	1,238	1,674	22.5
Other receivables	819	859	11.6
Contract assets	—	659	8.9
Loans granted to third parties	528	509	6.9
Interest receivable	426	308	4.1
Sales financing receivables	—	266	3.6
Prepaid other taxes	148	202	2.7
Loans granted to related parties (Note 18)	6	39	0.5
Restricted cash	29	1	—
Current content assets	499	—	—
Other	200	499	6.7
Total other current assets	5,377	7,288	98.1

Schedule of other non-current assets

	2020	2021	2021
	RUB	RUB	$
Loans to employees	3,855	5,241	70.5
VAT reclaimable	718	884	11.9
Contract assets	234	874	11.8
Other receivables	—	427	5.7
Loans granted to related parties (Note 18)	32	290	3.9
Restricted cash	19	123	1.7
Loans granted to third parties	18	4	0.1
Other non-current assets	17	—	—
Total other non-current assets	4,893	7,843	105.6

Schedule of equity method investments

	2020	2021	2021
	RUB	RUB	$
ClickHouse Inc	—	6,521	87.8
venture capital fund	—	2,347	31.6
other technology companies	—	557	7.5
Total equity method investments	—	9,425	126.9

Schedule of gains/(losses) on equity securities

	2019	2020	2021	2021
	RUB	RUB	RUB	$
ClickHouse Inc	—	—	3,354	45.1
Venture capital fund	—	—	3,014	40.6
Yandex Market B.V.	(4,330)	(2,470)	—	—
Yandex.Money	455	316	—	—
Other	(11)	(21)	(1)	—
Net (losses)/gains recognized during the period on equity method investments	(3,886)	(2,175)	6,367	85.7

Schedule of accounts payable and accrued liabilities

	2020	2021	2021
	RUB	RUB	$
Trade accounts payable and accrued liabilities	27,321	57,874	779.0
Operating lease liabilities, current (Note 8)	8,620	10,525	141.7
Salary and other compensation expenses payable/accrued to employees	4,046	6,022	81.0
Content liabilities	3,326	5,410	72.8
Liabilities under the reverse factoring program	—	3,110	41.9
Finance lease liability, current (Note 8)	321	1,467	19.7
Bank deposits and liabilities	—	87	1.2
Accounts payable, accrued and other liabilities	43,634	84,495	1,137.3

Schedule of components of interest income

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Bank deposits	2,755	3,279	3,720	50.1
Other	560	590	895	12.0
Total interest income	3,315	3,869	4,615	62.1

Schedule components of other (loss)/income, net

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Foreign exchange gains/(losses)	(1,288)	2,752	235	3.2
Contribution to a not-for-profit organization	—	—	(1,500)	(20.2)
Income from investments in venture capital fund	—	89	667	9.0
Loss on divestment of Yandex.Money	—	(926)	—	—
Other	94	406	(619)	(8.3)
Total other income/(loss), net	(1,194)	2,321	(1,217)	(16.3)

Schedule of reclassifications of losses out of accumulated other comprehensive income

	Location	2019	2020	2021	2021
		RUB	RUB	RUB	$
Foreign Currency Translation Adjustment, net of tax of nil	Other income/(loss), net	—	893	—	—